Income Tax - Summary of Deferred Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	$ (200)	$ (6)	$ (132)	$ 526
Deferred tax expenses / (benefits)	374	(55)	1,073
Outside basis differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(3,829)	(3,614)
Deferred tax expenses / (benefits)	215	578	602
Revaluations of financial assets at fair value through other comprehensive income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(679)	(345)
Accrued interest income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(181)	(154)
Deferred tax expenses / (benefits)	13	12	11
Unutilized building allowance (net) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(36)	(133)
Deferred tax expenses / (benefits)	(98)	(95)	11
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	546	644
Deferred tax expenses / (benefits)	119	(459)	455
Allowance for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	245	290
Deferred tax expenses / (benefits)	47	(97)	(25)
Inventory impairment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	554	657
Deferred tax expenses / (benefits)	147	(236)	(161)
Rebates and other accrued liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	472	426
Deferred tax expenses / (benefits)	(46)	(38)	(6)
Unpaid retirement benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	1,553	1,353
Deferred tax expenses / (benefits)	(81)	(54)	(62)
Deferred revenue and cost of sales [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	23	16
Deferred tax expenses / (benefits)	(6)	(14)	393
Actuarial loss [Member
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	796	450
Unabsorbed depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	637	701
Deferred tax expenses / (benefits)	57	(55)	(45)
Mark-to-Market value of forward contract [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets		28
Deferred tax expenses / (benefits)	28	(28)
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(301)	(325)
Deferred tax expenses / (benefits)	$ (21)	$ 431	$ (100)